UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end: 	December 31

Date of reporting period: 	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Core Equity Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Core Equity Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 87.88%                                                                                                $381,768,783
(Cost $300,252,645)

Aerospace & Defense 0.37%                                                                                              1,607,650
Boeing Co. (The)                                                                                          27,500       1,607,650

Agricultural Products 0.36%                                                                                            1,585,410
Archer-Daniels-Midland Co. (L)                                                                            64,500       1,585,410

Air Freight & Logistics 0.80%                                                                                          3,466,755
FedEx Corp.                                                                                               36,900       3,466,755

Apparel Retail 1.44%                                                                                                   6,269,502
Abercrombie & Fitch Co. (Class A)                                                                         59,200       3,388,608
American Eagle Outfitters, Inc.                                                                           47,000       1,388,850
Limited Brands, Inc.                                                                                      61,401       1,492,044

Application Software 0.63%                                                                                             2,743,290
Autodesk, Inc.                                                                                            51,600       1,535,616
Citrix Systems, Inc. (I)(L)                                                                               50,700       1,207,674

Auto Parts & Equipment 0.31%                                                                                           1,367,555
Autoliv, Inc.                                                                                             28,700       1,367,555

Biotechnology 0.60%                                                                                                    2,601,987
Amgen, Inc. (I)                                                                                           44,700       2,601,987

Brewers 0.51%                                                                                                          2,207,062
Molson Coors Brewing Co. (Class B)                                                                        28,600       2,207,062

Broadcasting & Cable TV 1.34%                                                                                          5,837,184
Comcast Corp. (Class A) (I)(L)                                                                           172,800       5,837,184

Building Products 0.33%                                                                                                1,440,880
American Standard Cos., Inc.                                                                              31,000       1,440,880

Casinos & Gaming 0.34%                                                                                                 1,458,892
MGM MIRAGE (I)                                                                                            20,600       1,458,892

Communications Equipment 1.87%                                                                                         8,103,443
Cisco Systems, Inc. (I)                                                                                  225,800       4,039,562
Comverse Technology, Inc. (I)                                                                             42,600       1,074,372
Motorola, Inc. (L)                                                                                       199,700       2,989,509

Computer & Electronics Retail 0.69%                                                                                    2,997,555
Best Buy Co., Inc. (L)                                                                                    55,500       2,997,555

Computer Hardware 3.16%                                                                                               13,726,948
Apple Computer, Inc. (I)                                                                                  58,600       2,441,862
Dell, Inc. (I)                                                                                           109,400       4,203,148
International Business Machines Corp.                                                                     63,100       5,766,078
NCR Corp. (I)                                                                                             39,000       1,315,860

Computer Storage & Peripherals 0.75%                                                                                   3,243,026
EMC Corp. (I)                                                                                            139,300       1,716,176
QLogic Corp. (I)(L)                                                                                       37,700       1,526,850

Construction & Farm Machinery & Heavy Trucks 0.47%                                                                     2,026,080
Cummins, Inc. (L)                                                                                         28,800       2,026,080

Consumer Finance 1.32%                                                                                                 5,749,557
Capital One Financial Corp. (L)                                                                           41,600       3,110,432
MBNA Corp.                                                                                               107,500       2,639,125

Data Processing & Outsourced Services 1.24%                                                                            5,379,283
Automatic Data Processing, Inc.                                                                           57,300       2,575,635
Computer Sciences Corp. (I)(L)                                                                            40,400       1,852,340
DST Systems, Inc. (I)(L)                                                                                  20,600         951,308

Department Stores 1.30%                                                                                                5,641,886
Federated Department Stores, Inc.                                                                         46,100       2,933,804
Nordstrom, Inc.                                                                                           48,900       2,708,082

Diversified Banks 3.19%                                                                                               13,860,469
Bank of America Corp.                                                                                    175,800       7,752,780
Wachovia Corp.                                                                                            89,900       4,576,809
Wells Fargo & Co.                                                                                         25,600       1,530,880

Diversified Chemicals 1.33%                                                                                            5,769,383
Dow Chemical Co. (The)                                                                                    59,500       2,966,075
Eastman Chemical Co.                                                                                      27,000       1,593,000
Huntsman Corp. (I)                                                                                        51,900       1,210,308

Diversified Commercial Services 0.17%                                                                                    725,110
Dun & Bradstreet Corp. (The) (I)                                                                          11,800         725,110

Diversified Metals & Mining 0.70%                                                                                      3,049,844
Massey Energy Co.                                                                                         40,600       1,625,624
Phelps Dodge Corp.                                                                                        14,000       1,424,220

Electric Utilities 1.80%                                                                                               7,830,933
Edison International                                                                                      90,000       3,124,800
TXU Corp.                                                                                                 59,100       4,706,133

Electrical Components & Equipment 0.35%                                                                                1,532,348
Emerson Electric Co.                                                                                      23,600       1,532,348

Fertilizers & Agricultural Chemicals 0.63%                                                                             2,721,900
Monsanto Co.                                                                                              42,200       2,721,900

Footwear 0.49%                                                                                                         2,116,074
Nike, Inc. (Class B)                                                                                      25,400       2,116,074

Forest Products 0.22%                                                                                                    960,348
Louisiana-Pacific Corp.                                                                                   38,200         960,348

General Merchandise Stores 0.55%                                                                                       2,380,952
Target Corp.                                                                                              47,600       2,380,952

Health Care Distributors 1.21%                                                                                         5,253,134
AmerisourceBergen Corp. (L)                                                                               57,100       3,271,259
McKesson Corp.                                                                                            52,500       1,981,875

Health Care Equipment 0.44%                                                                                            1,904,492
Becton, Dickinson & Co.                                                                                   32,600       1,904,492

Health Care Services 0.39%                                                                                             1,674,048
Express Scripts, Inc. (I)                                                                                 19,200       1,674,048

Home Improvement Retail 1.35%                                                                                          5,846,896
Home Depot, Inc. (The)                                                                                   152,900       5,846,896

Homebuilding 0.31%                                                                                                     1,345,845
Centex Corp.                                                                                              23,500       1,345,845

Hotels, Resorts & Cruise Lines 0.60%                                                                                   2,627,598
Marriott International, Inc. (Class A)                                                                    39,300       2,627,598

Household Appliances 0.45%                                                                                             1,969,245
Stanley Works Co. (The)                                                                                   43,500       1,969,245

Household Products 1.11%                                                                                               4,812,409
Kimberly-Clark Corp.                                                                                      43,300       2,846,109
Procter & Gamble Co. (The) (L)                                                                            37,100       1,966,300

Housewares & Specialties 1.19%                                                                                         5,160,638
Fortune Brands, Inc.                                                                                      41,800       3,370,334
Newell Rubbermaid, Inc.                                                                                   81,600       1,790,304

Industrial Conglomerates 4.87%                                                                                        21,165,222
General Electric Co.                                                                                     343,200      12,375,792
Textron, Inc.                                                                                             57,500       4,290,650
Tyco International Ltd. (Bermuda) (L)                                                                    133,100       4,498,780

Industrial Machinery 0.74%                                                                                             3,210,578
Illinois Tool Works, Inc.                                                                                 23,000       2,059,190
Parker-Hannifin Corp.                                                                                     18,900       1,151,388

Integrated Oil & Gas 4.97%                                                                                            21,602,783
ConocoPhillips                                                                                            63,500       6,847,840
Exxon Mobil Corp.                                                                                        209,300      12,474,280
Murphy Oil Corp. (L)                                                                                      23,100       2,280,663

Integrated Telecommunication Services 0.91%                                                                            3,951,583
CenturyTel, Inc.                                                                                          23,700         778,308
Sprint Corp.                                                                                              94,700       2,154,425
Verizon Communications, Inc. (L)                                                                          28,700       1,018,850

Investment Banking & Brokerage 2.43%                                                                                  10,540,763
Bear Stearns Cos., Inc. (The)                                                                             21,400       2,137,860
Goldman Sachs Group, Inc. (The)                                                                           42,200       4,641,578
Morgan Stanley                                                                                            65,700       3,761,325

Leisure Products 0.58%                                                                                                 2,525,215
Brunswick Corp.                                                                                           53,900       2,525,215

Life & Health Insurance 1.63%                                                                                          7,059,760
Lincoln National Corp.                                                                                    30,000       1,354,200
Prudential Financial, Inc.                                                                                99,400       5,705,560

Managed Health Care 3.80%                                                                                             16,512,108
Aetna, Inc.                                                                                               60,600       4,541,970
Humana, Inc. (I)                                                                                          59,100       1,887,654
UnitedHealth Group, Inc.                                                                                  51,300       4,892,994
WellPoint, Inc. (I)                                                                                       41,400       5,189,490

Movies & Entertainment 1.55%                                                                                           6,719,947
Disney (Walt) Co. (The) (L)                                                                              233,900       6,719,947

Multi-Line Insurance 2.32%                                                                                            10,100,273
American International Group, Inc.                                                                        78,100       4,327,521
Hartford Financial Services Group, Inc. (The)                                                             84,200       5,772,752

Multi-Utilities & Unregulated Power 1.12%                                                                              4,864,032
AES Corp. (The) (I)                                                                                      207,200       3,393,936
Sempra Energy                                                                                             36,900       1,470,096

Office Electronics 0.47%                                                                                               2,039,190
Xerox Corp. (I)(L)                                                                                       134,600       2,039,190

Oil & Gas Drilling 0.26%                                                                                               1,142,412
Transocean, Inc. (Cayman Islands) (I)                                                                     22,200       1,142,412

Oil & Gas Equipment & Services 1.27%                                                                                   5,522,600
Halliburton Co.                                                                                           81,800       3,537,850
National-Oilwell Varco, Inc. (I)                                                                          42,500       1,984,750

Oil & Gas Exploration & Production 1.25%                                                                               5,445,748
Chesapeake Energy Corp.                                                                                   73,600       1,614,784
EOG Resources, Inc.                                                                                       78,600       3,830,964

Oil & Gas Refining & Marketing & Transportation 0.61%                                                                  2,635,281
Williams Cos., Inc. (The)                                                                                140,100       2,635,281

Other Diversified Financial Services 2.61%                                                                            11,347,350
Citigroup, Inc.                                                                                          252,500      11,347,350

Personal Products 0.62%                                                                                                2,676,310
Estee Lauder Cos., Inc. (The) (Class A)                                                                   59,500       2,676,310

Pharmaceuticals 5.26%                                                                                                 22,864,235
Abbot Laboratories                                                                                        27,800       1,296,036
Barr Pharmaceuticals, Inc. (I)                                                                            40,800       1,992,264
Johnson & Johnson                                                                                        180,000      12,088,800
Merck & Co., Inc. (L)                                                                                    144,300       4,670,991
Pfizer, Inc.                                                                                             107,200       2,816,144

Property & Casualty Insurance 2.11%                                                                                    9,176,126
ACE, Ltd. (Cayman Islands)                                                                                34,000       1,403,180
Allstate Corp. (The)                                                                                      92,100       4,978,926
SAFECO Corp.                                                                                              22,900       1,115,459
St. Paul Travelers Cos., Inc. (The)                                                                       45,700       1,678,561

Railroads 0.68%                                                                                                        2,944,032
Burlington Northern Santa Fe Corp.                                                                        23,400       1,261,962
Norfolk Southern Corp.                                                                                    45,400       1,682,070

Regional Banks 0.66%                                                                                                   2,875,751
SunTrust Banks, Inc. (L)                                                                                  21,800       1,571,126
UnionBanCal Corp.                                                                                         21,300       1,304,625

Reinsurance 0.45%                                                                                                      1,957,530
Everest Re Group, Ltd. (Bermuda)                                                                          23,000       1,957,530

Semiconductor Equipment 1.15%                                                                                          5,011,088
Applied Materials, Inc. (L)                                                                              134,500       2,185,625
Lam Research Corp. (I)(L)                                                                                 51,500       1,486,290
Novellus Systems, Inc. (I)(L)                                                                             50,100       1,339,173

Semiconductors 0.51%                                                                                                   2,227,486
Intel Corp.                                                                                               58,800       1,365,924
Texas Instruments, Inc.                                                                                   33,800         861,562

Soft Drinks 0.79%                                                                                                      3,441,942
Coca-Cola Co. (The)                                                                                       82,600       3,441,942

Specialty Chemicals 0.25%                                                                                              1,086,491
Nalco Holding Co. (I)                                                                                     57,700       1,086,491

Specialty Stores 0.42%                                                                                                 1,846,470
Advance Auto Parts, Inc. (I)                                                                              36,600       1,846,470

Steel 0.50%                                                                                                            2,193,036
Nucor Corp.                                                                                               38,100       2,193,036

Systems Software 2.97%                                                                                                12,904,182
McAfee, Inc. (I)                                                                                          49,400       1,114,464
Microsoft Corp.                                                                                          341,400       8,251,638
Oracle Corp. (I)                                                                                         283,500       3,538,080

Telecommunications Equipment 0.25%                                                                                     1,075,570
American Tower Corp. (Class A) (I)                                                                        59,000       1,075,570

Thrifts & Mortgage Finance 1.67%                                                                                       7,239,460
Fannie Mae                                                                                                59,600       3,245,220
Freddie Mac                                                                                               63,200       3,994,240

Tobacco 2.26%                                                                                                          9,805,566
Altria Group, Inc.                                                                                       115,200       7,532,928
Reynolds American, Inc.                                                                                   28,200       2,272,638

Trading Companies & Distributors 0.82%                                                                                 3,556,990
GATX Corp.                                                                                                34,000       1,128,460
Grainger (W.W.), Inc.                                                                                     39,000       2,428,530

Wireless Telecommunication Services 0.81%                                                                              3,506,062
Nextel Communications, Inc. (Class A) (I)                                                                 77,000       2,188,340
Nokia Corp., American Depositary Receipt (Finland) (L)                                                    85,400       1,317,722

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 12.12%                                                                                        $52,663,370
(Cost $52,663,370)

Joint Repurchase Agreement 0.02%                                                                                          70,000
Investment in a joint repurchase agreement transaction with
Morgan
Stanley - Dated 03-31-05 due 04-01-05 (secured by U.S. Treasury
Inflation Indexed Bond 3.875% due 04-15-29)                                                2.660              70          70,000

                                                                                                          Shares
Cash Equivalents 12.10%                                                                                               52,593,370
AIM Cash Investment Trust (T)                                                                         52,593,370      52,593,370

Total investments 100.00%                                                                                           $434,432,153


John Hancock

Core Equity Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $352,916,015. Gross unrealized appreciation and depreciation of investments aggregated $86,445,345 and $4,929,207, respectively, resulting in net unrealized appreciation of $81,516,138.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q1     3/05
          5/05

JOHN HANCOCK
U.S. Global Leaders Growth Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 75.97%                                                                                              $1,361,059,690
(Cost $1,252,721,835)

Air Freight & Logistics 3.41%                                                                                         61,087,052
United Parcel Service, Inc. (Class B) (L)                                                                839,800      61,087,052

Asset Management & Custody Banks 2.32%                                                                                41,575,534
State Street Corp. (L)                                                                                   950,950      41,575,534

Biotechnology 6.31%                                                                                                  113,000,694
Amgen, Inc. (I)(L)                                                                                     1,095,000      63,739,950
Genzyme Corp. (I)(L)                                                                                     860,600      49,260,744

Brewers 2.77%                                                                                                         49,560,462
Anheuser-Busch Cos., Inc. (L)                                                                          1,045,800      49,560,462

Computer Hardware 5.44%                                                                                               97,431,199
Dell, Inc. (I)(L)                                                                                      2,535,950      97,431,199

Data Processing & Outsourced Services 3.92%                                                                           70,254,603
Automatic Data Processing, Inc. (L)                                                                    1,562,950      70,254,603

Food Distributors 2.51%                                                                                               44,893,200
Sysco Corp. (L)                                                                                        1,254,000      44,893,200

Food Retail 1.19%                                                                                                     21,376,626
Whole Foods Market, Inc. (L)                                                                             209,308      21,376,626

Health Care Equipment 3.90%                                                                                           69,954,350
Medtronic, Inc.                                                                                        1,373,000      69,954,350

Home Entertainment Software 1.86%                                                                                     33,346,320
Electronic Arts, Inc. (I)(L)                                                                             644,000      33,346,320

Home Improvement Retail 3.06%                                                                                         54,824,688
Home Depot, Inc. (The)                                                                                 1,433,700      54,824,688

Household Products 6.07%                                                                                             108,810,173
Colgate-Palmolive Co.                                                                                  1,119,250      58,391,273
Procter & Gamble Co. (The) (L)                                                                           951,300      50,418,900

Hypermarkets & Super Centers 4.95%                                                                                    88,675,312
Costco Wholesale Corp.                                                                                   777,000      34,327,860
Wal-Mart Stores, Inc.                                                                                  1,084,563      54,347,452

Internet Retail 1.02%                                                                                                 18,257,400
eBay, Inc. (I)(L)                                                                                        490,000      18,257,400

Multi-Line Insurance 2.22%                                                                                            39,737,946
American International Group, Inc.                                                                       717,162      39,737,946

Packaged Foods & Meats 2.35%                                                                                          42,128,725
Wrigley (Wm.) Jr. Co. (L)                                                                                642,500      42,128,725

Personal Products 1.77%                                                                                               31,680,844
Gillette Co. (The)                                                                                       627,592      31,680,844

Pharmaceuticals 5.90%                                                                                                105,755,643
Johnson & Johnson (L)                                                                                  1,059,100      71,129,156
Pfizer, Inc.                                                                                           1,318,100      34,626,487

Restaurants 2.19%                                                                                                     39,148,981
Starbucks Corp. (I)(L)                                                                                   757,820      39,148,981

Soft Drinks 3.08%                                                                                                     55,150,245
Coca-Cola Co. (The)                                                                                    1,323,500      55,150,245

Specialty Stores 5.11%                                                                                                91,581,520
Staples, Inc.                                                                                          2,913,825      91,581,520

Systems Software 4.62%                                                                                                82,828,173
Microsoft Corp.                                                                                        3,426,900      82,828,173

                                                                      Interest                        Par value
Issuer, description, maturity date                                    rate (%)                            ($000)          Value
--------------------------------------------------------------------------------------------------------------------------------
Short-term investments 24.03%                                                                                       $430,472,423
(Cost $430,472,423)

Joint Repurchase Agreement 2.18%                                                                                      39,031,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 03-31-05
due 04-01-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 04-15-29)                                     2.660        04-01-2005         39,031,000      39,031,000

                                                                                                          Shares
Cash Equivalents 21.85%                                                                                              391,441,423
AIM Cash Investment Trust (T)                                                                         391,441,423    391,441,423

Total investments 100.00%                                                                                         $1,791,532,113


John Hancock

U.S. Global Leaders Growth Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $1,683,194,258. Gross unrealized appreciation and depreciation of investments aggregated $142,399,279 and $34,061,424, respectively, resulting in net unrealized appreciation of $108,337,855.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603
Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, Connecticut 06901

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1     3/05
          5/05

JOHN HANCOCK
Classic Value Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Classic Value Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 79.24%                                                                                              $2,514,825,781
(Cost $2,350,008,754)

Aerospace & Defense 3.15%                                                                                             99,941,754
Boeing Co. (The) (L)                                                                                   1,709,575      99,941,754

Apparel Retail 3.04%                                                                                                  96,506,498
TJX Cos., Inc. (The) (L)                                                                               3,918,250      96,506,498

Auto Parts & Equipment 3.12%                                                                                          99,099,460
Johnson Controls, Inc.                                                                                 1,777,250      99,099,460

Computer & Electronics Retail 1.90%                                                                                   60,417,613
RadioShack Corp.                                                                                       2,466,025      60,417,613

Computer Hardware 3.95%                                                                                              125,380,518
Hewlett-Packard Co.                                                                                    5,714,700     125,380,518

Diversified Banks 1.72%                                                                                               54,511,630
Bank of America Corp.                                                                                    324,992      14,332,147
Comerica, Inc. (L)                                                                                       729,475      40,179,483

Diversified Commercial Services 0.46%                                                                                 14,444,241
Cendant Corp.                                                                                            703,225      14,444,241

Diversified Financial Services 2.95%                                                                                  93,680,800
Citigroup, Inc.                                                                                        2,084,575      93,680,800

Electric Utilities 2.13%                                                                                              67,687,850
Wisconsin Energy Corp.                                                                                 1,906,700      67,687,850

Health Care Distributors 2.45%                                                                                        77,589,462
McKesson Corp. (L)                                                                                     2,055,350      77,589,462

Health Care Facilities 1.57%                                                                                          49,857,599
HCA, Inc.                                                                                                930,700      49,857,599

Household Appliances 3.46%                                                                                           109,895,312
Whirlpool Corp. (L)                                                                                    1,622,550     109,895,312

Insurance Brokers 1.89%                                                                                               59,829,951
Aon Corp. (L)                                                                                          2,619,525      59,829,951

Integrated Oil & Gas 3.38%                                                                                           107,148,608
BP Plc, American Depositary Receipt (ADR) (United Kingdom)                                               785,925      49,041,720
ConocoPhillips                                                                                           538,825      58,106,888

Investment Banking & Brokerage 2.81%                                                                                  89,241,300
Morgan Stanley                                                                                         1,558,800      89,241,300

Life & Health Insurance 5.82%                                                                                        184,684,593
MetLife, Inc.                                                                                          2,988,175     116,837,643
Torchmark Corp. (L)                                                                                    1,299,750      67,846,950

Managed Health Care 2.42%                                                                                             76,909,625
CIGNA Corp. (L)                                                                                          861,250      76,909,625

Multi-Line Insurance 5.00%                                                                                           158,514,967
Loews Corp.                                                                                            1,236,150      90,906,471
MBIA, Inc. (L)                                                                                         1,293,200      67,608,496

Multi-Utilities & Unregulated Power 0.69%                                                                             21,882,861
SCANA Corp.                                                                                              572,550      21,882,861

Packaged Foods & Meats 3.11%                                                                                          98,850,220
Sara Lee Corp.                                                                                         4,460,750      98,850,220

Pharmaceuticals 3.71%                                                                                                117,636,929
Bristol-Myers Squibb Co. (L)                                                                           2,423,650      61,706,129
Pfizer, Inc.                                                                                           2,129,075      55,930,800

Property & Casualty Insurance 3.99%                                                                                  126,744,241
Allstate Corp. (The)                                                                                   1,087,875      58,810,522
XL Capital Ltd. (Class A) (Cayman Islands) (L)                                                           938,700      67,933,719

Railroads 2.53%                                                                                                       80,351,903
Union Pacific Corp.                                                                                    1,152,825      80,351,903

Specialized Finance 1.93%                                                                                             61,168,600
CIT Group, Inc.                                                                                        1,609,700      61,168,600

Systems Software 4.68%                                                                                               148,390,674
Computer Associates International, Inc. (L)                                                            4,055,750     109,910,825
Microsoft Corp.                                                                                        1,592,050      38,479,849

Thrifts & Mortgage Finance 6.02%                                                                                     191,154,045
Fannie Mae (L)                                                                                         1,395,775      75,999,949
Freddie Mac (L)                                                                                        1,541,800      97,441,760
PHH Corp. (I)                                                                                             98,376       2,151,483
Radian Group, Inc. (L)                                                                                   325,950      15,560,853

Tobacco 1.36%                                                                                                         43,304,527
Altria Group, Inc.                                                                                       662,250      43,304,527

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 20.76%                                                                                       $658,807,228
(Cost $658,807,228)

Joint Repurchase Agreement 3.40%                                                                                     107,804,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 3-31-05 due 4-1-05 (secured by U.S.
Treasury Inflation Indexed Bond 3.875% due 4-15-29)                                        2.660         107,804     107,804,000

                                                                                                          Shares
Cash Equivalents 17.36%                                                                                              551,003,228
AIM Cash Investment Trust (T)                                                                         551,003,228    551,003,228

Total investments 100.00%                                                                                         $3,173,633,009


John Hancock

Classic Value Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $3,008,815,982. Gross unrealized appreciation and depreciation of investments aggregated $212,540,895 and $47,723,868, respectively, resulting in net unrealized appreciation of $164,817,027.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 34th Floor
New York, New York 10036

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1     3/05
          5/05

JOHN HANCOCK
Large Cap Select Fund

3.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
March 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 86.25%                                                                                                 $74,349,390
(Cost $59,195,655)

Advertising 3.59%                                                                                                      3,098,200
Omnicom Group, Inc.                                                                                       35,000       3,098,200

Aerospace & Defense 2.73%                                                                                              2,355,100
General Dynamics Corp.                                                                                    22,000       2,355,100

Asset Management & Custody Banks 3.15%                                                                                 2,710,640
State Street Corp.                                                                                        62,000       2,710,640

Brewers 3.02%                                                                                                          2,606,450
Anheuser-Busch Cos., Inc.                                                                                 55,000       2,606,450

Communications Equipment 2.70%                                                                                         2,325,700
Cisco Systems, Inc. (I)                                                                                  130,000       2,325,700

Consumer Finance 2.38%                                                                                                 2,054,800
American Express Co.                                                                                      40,000       2,054,800

Data Processing & Outsourced Services 6.39%                                                                            5,505,100
Automatic Data Processing, Inc.                                                                           70,000       3,146,500
First Data Corp.                                                                                          60,000       2,358,600

Diversified Commercial Services 2.40%                                                                                  2,065,500
Cintas Corp. (L)                                                                                          50,000       2,065,500

Diversified Financial Services 2.87%                                                                                   2,471,700
Citigroup, Inc.                                                                                           55,000       2,471,700

Food Distributors 3.53%                                                                                                3,043,000
SYSCO Corp.                                                                                               85,000       3,043,000

Home Improvement Retail 3.55%                                                                                          3,059,200
Home Depot, Inc. (The)                                                                                    80,000       3,059,200

Household Products 3.69%                                                                                               3,180,000
Procter & Gamble Co. (The) (L)                                                                            60,000       3,180,000

Hypermarkets & Super Centers 3.49%                                                                                     3,006,600
Wal-Mart Stores, Inc.                                                                                     60,000       3,006,600

Industrial Conglomerates 3.76%                                                                                         3,245,400
General Electric Co.                                                                                      90,000       3,245,400

Industrial Machinery 2.60%                                                                                             2,238,250
Illinois Tool Works, Inc.                                                                                 25,000       2,238,250

Insurance Brokers 3.53%                                                                                                3,045,000
Berkshire Hathaway, Inc. (Class A) (I)                                                                        35       3,045,000

Integrated Oil & Gas 2.77%                                                                                             2,384,000
Exxon Mobil Corp.                                                                                         40,000       2,384,000

Motorcycle Manufacturers 3.35%                                                                                         2,888,000
Harley-Davidson, Inc. (L)                                                                                 50,000       2,888,000

Multi-Line Insurance 2.57%                                                                                             2,216,400
American International Group, Inc.                                                                        40,000       2,216,400

Packaged Foods & Meats 3.19%                                                                                           2,753,940
Wrigley (Wm.) Jr. Co.                                                                                     42,000       2,753,940

Pharmaceuticals 9.64%                                                                                                  8,309,510
Abbot Laboratories                                                                                        57,000       2,657,340
Johnson & Johnson                                                                                         47,000       3,156,520
Pfizer, Inc.                                                                                              95,000       2,495,650

Publishing 2.75%                                                                                                       2,372,400
Gannett Co., Inc. (L)                                                                                     30,000       2,372,400

Soft Drinks 6.22%                                                                                                      5,360,050
Coca-Cola Co. (The)                                                                                       65,000       2,708,550
PepsiCo, Inc.                                                                                             50,000       2,651,500

Systems Software 2.38%                                                                                                 2,054,450
Microsoft Corp.                                                                                           85,000       2,054,450

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 13.75%                                                                                        $11,853,083
(Cost $11,853,083)

Joint Repurchase Agreement 2.91%                                                                                       2,507,000
Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 3-31-05 due 4-1-05 (secured by U.S. Treasury
Inflation Indexed Bond 3.875% due 04-15-29)                                                2.66            2,507       2,507,000

                                                                                                          Shares
Cash Equivalents 10.84%                                                                                                9,346,083
AIM Cash Investment Trust (T)                                                                          9,346,083       9,346,083

Total investments 100.00%                                                                                            $86,202,473


John Hancock

Large Cap Select Fund

Footnotes to Schedule of Investments

March 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2005.

(T) Represents investment of securities lending collateral.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on March 31, 2005, including short-term investments, was $71,048,738. Gross unrealized appreciation and depreciation of investments aggregated $17,027,700 and $1,873,965, respectively, resulting in net unrealized appreciation of $15,153,735.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q1     3/05
          5/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005